UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2946

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2003

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Municipal Money
Market Fund, Inc.

ANNUAL REPORT May 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
23	Report of Independent Auditors
24	Important Tax Information
25	Board Members Information
27	Officers of the Fund
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

L E T T E R F R O M T H E C H A I R M A N

Dear Shareholder:

This annual report for Dreyfus Municipal Money Market Fund, Inc. covers the 12-month period from June 1, 2002, through May 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Colleen Meehan.

We have recently seen encouraging signs of stability in the financial markets. Perhaps most important, the war in Iraq wound down quickly, without disrupting oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many stock market indices have posted encouraging gains since the start of 2003, suggesting greater investor optimism. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows, and inflationary pressures have remained subdued.

What are the implications for your investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength.We currently see opportunities for higher returns from longer-term assets in the stock and bond markets, but selectivity among individual securities should remain a key factor.Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 16, 2003

D I S C U S S I O N O F F U N D P E R F O R M A N C E

Colleen Meehan, Portfolio Manager

How did Dreyfus Municipal Money Market Fund, Inc. perform during the period?

For the 12-month period ended May 31, 2003, the fund produced a 0.84% yield.Taking into account the effects of compounding, the fund produced an effective yield of 0.84%.1

We attribute the fund’s modest returns during the reporting period to declining interest rates and heightened investor demand for money market instruments in a persistently weak U.S. economy.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio substantially of high-quality, tax-exempt money market instruments from issuers throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain

T h e F u n d 3

D I S C U S S I O N O F F U N D P E R F O R M A N C E (continued)

then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

During the reporting period, the fund was primarily affected by a persistently weak U.S. economy, which failed to strengthen despite the Federal Reserve Board’s (the “Fed”) aggressively accommodative monetary policy and the Bush Administration’s stimulative fiscal policies.

When the reporting period began, it had become evident that the widely anticipated economic recovery would be weaker than most investors had expected. As a result, in early November, the Fed cut interest rates by 50 basis points.The fund’s performance was also influenced by robust demand from risk-averse investors who continued to favor relatively stable, short-term investment alternatives.These factors caused yields of tax-exempt money market instruments to decline along with short-term interest rates.

The weak economy also produced other market influences. Most significantly, tax revenues failed to meet many states’ and municipalities’ budgeted projections. State governments attempted to bridge their budget gaps through a combination of spending cuts, increased borrowing and, in some cases, higher taxes. This resulted in increased issuance of short-term municipal notes. Despite these efforts, the major credit-rating agencies downgraded some states’ and cities’ credit ratings during the reporting period.

In this challenging market environment, we maintained the fund’s weighted average maturity in a range that generally was longer than that of other municipal money market funds.This strategy was designed to maintain existing yields for as long as we deemed practical while interest rates declined. In addition, we attempted to manage the risks of deteriorating credit quality and changing interest rates by maintaining a “laddered” portfolio of securities scheduled to mature at different

times.This strategy was designed to ensure that only a portion of the fund’s assets would need to be reinvested at any one time. Finally, whenever possible, we attempted to maintain competitive yields by emphasizing commercial paper and municipal notes with maturities of three to nine months over shorter-term variable-rate demand notes.

What is the fund’s current strategy?

We intend to continue to maintain a conservative investment posture, emphasizing diversification and preservation of capital. Because of credit-quality concerns in the weak economy, we generally have preferred to purchase the highest-quality municipal notes, as well as securities backed by bank letters of credit or third-party insurance, when available.2

As of the end of the reporting period, many analysts expected the Fed to implement an additional rate cut at its meeting in late June. As a result, yields on money market securities have continued their downward drift.The fund’s weighted average maturity ended the reporting period modestly longer than other municipal money market funds.

June 16, 2003

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2	Insurance on individual portfolio securities extends to the repayment of principal and the payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the fund’s shares.

T h e F u n d 5

S TAT E M E N T O F I N V E S T M E N T S

M a y 3 1 , 2 0 0 3

	Principal
Tax Exempt Investments—100.3%	Amount ($)		Value ($)

Alabama—1.1%
Jefferson County, Sewer Revenue, Refunding, VRDN
1.20% (Insured; XL Capital Assurance and
Liquidity Facility; Regions Bank)	10,000,000	[a]	10,000,000
Arizona—1.0%
Phoenix City Civic Improvement, Wastewater System Revenue
CP 1.09%, 7/24/2003 (LOC; Bank of America)	9,000,000		9,000,000
Arkansas—1.7%
Pulaski County Public Facilities Board, MFHR, VRDN
(Chapelridge Project)
1.34% (LOC; Regions Bank)	5,650,000	[a]	5,650,000
City of Springdale, IDR
(Advanced Environmental Project)
1.25%, 7/16/2003 (GIC; Bayerische Landesbank)	10,000,000		10,000,000
Colorado—4.3%
Colorado Health Facilities Authority
Revenue, VRDN (Sisters of Charity)
1.20% (Liquidity Facility; J.P. Morgan Chase & Co.)	5,900,000	[a]	5,900,000
Colorado Housing and Finance Authority, Revenue
(Multifamily Housing-Class I-II) 1.75%, 10/1/2003
(GIC; CDC Funding Corp. and Liquidity Facility; FHLB)	5,000,000		5,000,000
City and County of Denver, Airport Revenue, Refunding
VRDN 1.35% (Insured; MBIA and Liquidity Facility;
Bank One)	10,000,000	[a]	10,000,000
Mountain Village Housing Authority
Housing Facilities Revenue, VRDN
(Village Court Apartments Project)
1.35% (LOC; U.S. Bank NA)	7,690,000	[a]	7,690,000
Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Industrial Revenue
1.62%, 8/7/2003 (Liquidity Facility; Bank One)	10,000,000		10,000,000
Connecticut—.4%
Connecticut Health and Educational Facilities Authority
Revenue, CP (Yale University) 1.10%, 6/12/2003	3,500,000		3,500,000
Delaware—4.6%
Delaware Economic Development Authority, VRDN:
IDR, Refunding (Delaware Clean Power Project)
1.40% (LOC; Motiva Enterprises)	30,000,000	[a]	30,000,000
MFHR (School House Project)
1.35% (LOC; HSBC Bank USA)	7,000,000	[a]	7,000,000
Sussex County, IDR, VRDN (Pats Inc. Project)
1.44% (LOC; Allfirst Bank)	4,500,000	[a]	4,500,000

6

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

District of Columbia—7.2%
District of Columbia:
CP:
Revenue (American Red Cross)
1.20%, 6/9/2003 (LOC; Bank One)	14,300,000		14,300,000
Water and Sewer Revenue
1.08%, 6/19/2003 (LOC; WestLB AG)	20,000,000		20,000,000
Enterprise Zone Revenue, VRDN (Trigen-PepCo
Energy Services)1.29% (LOC; Allfirst Bank)	13,055,000	[a]	13,055,000
District of Columbia National Academy of Science
Revenue, CP 1.05%, 6/18/2003 (Insured;
AMBAC and Liquidity Facility; NationsBank N.A.)	8,000,000		8,000,000
Metropolitan Washington Airport Authority
Transportation Revenue, CP 1.30%,
6/4/2003 (Liquidity Facility; WestLB AG)	10,000,000		10,000,000
Florida—2.2%
Broward County Housing Finance Authority
SFMR, VRDN, Merlots Program 1.32% (Liquidity
Facility; Wachovia Bank and LOC: FNMA and GNMA)	3,275,000	[a]	3,275,000
Orange County Healthcare Facilities Authority
Revenue, CP, Refunding 1.20%, 7/22/2003
(LOC; SunTrust Bank)	5,000,000		5,000,000
Sunshine State Governmental Financing
Commission, Revenue, CP 1.10%, 7/11/2003
(Insured; FGIC and Liquidity Facility;
Landesbank Hassen-Thuringen Girozentrale)	4,650,000		4,650,000
Tampa Bay Water Utility System, Water Revenue
VRDN, Merlots Program 1.27% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	6,980,000	[a]	6,980,000
Georgia—4.4%
Cobb County, GO Notes, Refunding 3%, 1/1/2004	3,600,000		3,639,368
Conyers Housing Authority, MFHR, VRDN
1.27% (LOC; AmSouth Bank)	4,000,000	[a]	4,000,000
De Kalb County Housing Authority, MFHR, VRDN
(Forest Columbia Apartments Project)
1.34% (LOC; First Tennessee Bank)	8,500,000	[a]	8,500,000
Gwinnett County Development Authority, IDR, VRDN
(Suzanna’s Kitchen Inc. Project)
1.30% (LOC; Wachovia Bank)	6,600,000	[a]	6,600,000
Savannah Economic Development Authority
Industrial Revenue, VRDN
(Home Depot Project) 1.30%	17,000,000	[a]	17,000,000

T h e F u n d 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Hawaii—.8%
State of Hawaii, Airport Systems Revenue, Refunding
5.30%, 7/1/2003 (Insured; AMBAC)	6,965,000		6,988,281
Illinois—9.0%
City of Chicago
Sales Tax Revenue, VRDN
Merlots Program 1.27%
(Insured; FGIC and Liquidity Facility; Wachovia Bank)	10,000,000	[a]	10,000,000
State of Illinois, GO Notes, VRDN
Merlots Program 1.27% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	10,000,000	[a]	10,000,000
Illinois Educational Facilities Authority, College and
University Revenue, VRDN (St. Xavier
University Project) 1.21% (LOC; ABN-AMRO)	5,000,000	[a]	5,000,000
Illinois Health Facilities Authority
Healthcare Facilities Revenues:
(Evanston Hospital Corp.)
1.05%, 7/10/2003	15,000,000		15,000,000
1.10%, 9/25/2003	6,000,000		6,000,000
VRDN (Helping Hand Rehabilitation Center)
1.21% (LOC; Fifth Third Bank)	3,045,000	[a]	3,045,000
Lake County, MFHR, VRDN
(Grand Oaks Apartments Project)
1.26% (Liquidity Facility; FNMA)	9,000,000	[a]	9,000,000
Lombard, MFHR, Refunding, VRDN
(Clover Creek Apartments Project)
1.25% (LOC; FNMA)	10,055,000	[a]	10,055,000
Regional Transportation Authority, GO Notes, VRDN
Merlots Program 1.27% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	10,200,000	[a]	10,200,000
University of Illinois, University Revenues, VRDN
Merlots Program 1.27% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3,500,000	[a]	3,500,000
Indiana—3.4%
Indiana Health Facility Financing Authority
Health Facility Revenue:
(Ascension Health Credit) 1.15%, 3/2/2004	6,000,000		6,000,000
VRDN (Clark Memorial Hospital Project)
1.30% (LOC; Bank One)	9,720,000	[a]	9,720,000
Lawrence-Fort Harrison Reuse Authority
Tax Increment Revenue, VRDN
(Fort Harrison Military Base)
1.21% (LOC; Fifth Third Bank)	7,670,000	[a]	7,670,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Indiana (continued)
City of Lebanon, EDR, VRDN (Lau Industries
Inc. Project) 1.35% (LOC; Wachovia Bank)	4,000,000	[a]	4,000,000
City of Shelbyville, EDR, VRDN (K-T Corp.
Project) 1.35% (LOC; PNC Bank)	2,990,000	[a]	2,990,000
Iowa—.2%
Iowa Higher Education Loan Authority
College and University Revenue, RAN
(Palmer University) 2%, 5/24/2004	1,625,000		1,631,246
Kansas—.6%
Kansas Development Finance Authority, MFHR
Refunding, VRDN (Chesapeake Apartments
Project) 1.22% (LOC; FHLB)	5,500,000	[a]	5,500,000
Kentucky—2.3%
Kentucky Asset/Liability Commission General
Fund, Revenue, TRAN, 2.75%, 6/26/2003	9,000,000		9,006,617
Kentucky Rural Water Finance Corporation
Utilities Revenue, VRDN, Flexible Term Program
1.28% (Liquidity Facility; PNC Bank N.A.)	5,395,000	[a]	5,395,000
Somerset, Industrial Building Revenue, VRDN
(Wonderfuel LLC Project)
1.34% (LOC; Bank of America)	6,720,000	[a]	6,720,000
Louisiana—.5%
Quachita Parish Industrial Development Board
IDR, VRDN (Garret Manufacturing LLC Project):
1.20% (LOC; Regions Bank)	125,000	[a]	125,000
1.39% (LOC; Regions Bank)	4,755,000	[a]	4,755,000
Maryland—2.0%
Baltimore County, Revenue, Refunding, VRDN
(Shade Tree Trace) 1.30% (LOC; Allfirst Bank)	6,040,000	[a]	6,040,000
Maryland Economic Development Corporation, Revenue
VRDN (Todd/Allan Printing Facility):
1.44% (LOC; Allfirst Bank)	2,125,000	[a]	2,125,000
1.47% (LOC; Allfirst Bank)	310,000	[a]	310,000
Maryland Health and Higher Educational Facilities
Authority, Revenues, VRDN (Stella Maris Inc.)
1.20% (LOC; Allfirst Bank)	9,375,000	[a]	9,375,000
Massachusetts—2.0%
Town of Acushnet, GO Notes, BAN 1.75%, 8/15/2003	7,250,000		7,259,543
Old Rochester Regional School District
GO Notes, BAN, 1.75%, 2/19/2004	11,000,000		11,045,416

T h e F u n d 9

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Michigan—4.1%
Birmingham Economic Development Corporation, LOR
VRDN (Brown St. Association Project)
1.55% (LOC; ABN-AMRO)	1,750,000	[a]	1,750,000
City of Detroit, Sewer Disposal Revenue, VRDN
Merlots Program 1.27% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	4,695,000	[a]	4,695,000
Detroit Downtown Development Authority, Revenue
Refunding, VRDN (Millender Center Project)
1.35% (LOC; HSBC Bank USA)	7,000,000	[a]	7,000,000
Lake St. Clair Shores Drain District, GO Notes, VRDN
1.30% (Liquidity Facility; Comerica Bank)	1,990,000	[a]	1,990,000
Michigan Hospital Finance Authority, Revenues, VRDN
Hospital Equipment Loan Program
1.26% (LOC; ABN-AMRO)	10,000,000	[a]	10,000,000
Michigan Housing Development Authority, LOR
Refunding, VRDN (Harbortown Limited Dividend)
1.325% (LOC; Deutsche Bank)	1,000,000	[a]	1,000,000
Michigan Municipal Bond Authority, Revenue
2.25%, 8/22/2003	1,000,000		1,002,631
2.25%, 8/22/2003
(LOC; J.P. Morgan Chase & Co.)	10,000,000		10,017,699
Minnesota—.9%
Dakota County Community Development Agency, MFHR
VRDN (Regatta Commons Project)
1.40% (LOC; ABN-AMRO)	3,100,000	[a]	3,100,000
Minnesota Housing Finance Agency, Revenue
Residential Program 1.35%, 8/28/2003
(GIC; Bayerische Landesbank)	5,000,000		5,000,000
Mississippi—2.1%
Mississippi Business Finance Corporation, College and
University Revenue, VRDN (Belhaven College Project)
1.37% (LOC; First Tennessee Bank)	10,460,000	[a]	10,460,000
University Educational Building Corporation
College and University Revenue, VRDN (Campus
Improvements Project) 1.26% (Insured;
MBIA and Liquidity Facility; AmSouth Bank)	8,235,000	[a]	8,235,000
Nebraska—2.9%
Nebhelp Incorporated, College and University Revenue
VRDN, Multiple Mode Student Loan 1.25% (Insured;
MBIA and Liquidity Facility; Lloyds TSB Bank PLC)	26,480,000	[a]	26,480,000

10

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Nevada—1.1%
Clark County School District, GO Notes, VRDN
Merlots Program 1.27% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	10,000,000	[a]	10,000,000
New Hampshire—.6%
New Hampshire Business Finance Authority
IDR, VRDN (Keeney Manufacturing
Co. Project) 1.30% (LOC; Bank of Boston)	5,700,000	[a]	5,700,000
New Mexico—.7%
New Mexico Mortgage Finance Authority, Revenue, VRDN
1.34% (Insured; AIG Funding Inc. and
Liquidity Facility; Merrill Lynch)	6,265,000	[a]	6,265,000
New York—5.5%
Village of Freeport, GO Notes, BAN
2%, 1/22/2004	5,000,000		5,027,032
New York City Municipal Water Finance Authority
Water and Sewer Revenue, CP:
1.03%, 7/17/2003 (LOC: Bayerische
Landesbank, Landesbank Hessen-Thuringen
Girozentrale and WestLB AG)	6,000,000		6,000,000
1.05%, 7/17/2003 (LOC: Helaba Bank and
Landesbank Baden Wuerttemberg)	10,000,000		10,000,000
1.10%, 7/17/2003 (LOC: Bayerische
Landesbank and WestLB AG)	5,000,000		5,000,000
1%, 9/12/2003 (Liquidity Facility: Bayerische
Landesbank and WestLB AG)	15,000,000		15,000,000
New York State Dormitory Authority, Educational
Revenue, CP (Cornell University) 1.03%, 6/11/2003	3,500,000		3,500,000
New York Mortgage Agency
Revenue, 1.125%, 4/2/2004	5,000,000		5,000,000
Ohio—2.4%
Lake County, Hospital Facilities Revenue, VRDN
(Lake Hospital Systems Inc.)
1.28% (Insured; Radian Bank and Liquidity
Facility; Fleet National Bank)	12,000,000	[a]	12,000,000
Lorain County, Independent Living Facilities Revenue
VRDN (Elyria United Methodist Project)
1.22% (LOC; Bank One)	4,865,000	[a]	4,865,000
Lucas County, Facilities Improvement Revenue
VRDN (Toledo Society)
1.19% (LOC; Fifth Third Bank)	5,000,000	[a]	5,000,000

T h e F u n d 11

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Oregon—1.9%
Oregon State Housing and Community Services Department
SFMR 1.35%, 12/23/2003	6,965,000		6,965,000
Port of Portland, Special Obligation Revenue, VRDN
(Portland Bulk Terminals Project)
1.25% (LOC; Canadian Imperial Bank of Commerce)	10,000,000	[a]	10,000,000
Pennsylvania—11.4%
Bucks County Industrial Development Authority
Revenue, VRDN (Pennswood Village Project)
1.20% (LOC; Fleet National Bank)	7,000,000	[a]	7,000,000
Emmaus General Authority, Revenue, VRDN
1.25% (GIC; Goldman Sachs & Company)	7,000,000	[a]	7,000,000
Franklin County Industrial Development Authority
Industrial Revenue, VRDN (Menno Haven Project)
1.30% (Insured; Radian Bank and Liquidity
Facility; Fleet National Bank)	13,900,000	[a]	13,900,000
Lancaster County Hospital Authority, VRDN
Senior Living Facilities Revenue:
(Luthercare Project) 1.31% (LOC; Allfirst Bank)	17,695,000	[a]	17,695,000
(Masonic Homes) 1.20% (Insured; AMBAC and
Liquidity Facility; PNC Bank)	12,190,000	[a]	12,190,000
(QuarryVille Presbyterian) 1.30% (LOC; Allfirst Bank)	7,700,000	[a]	7,700,000
(Willow Valley Retirement Project)
1.30% (Insured; Radian Bank and Liquidity Facility;
Fleet National Bank)	10,000,000	[a]	10,000,000
Montgomery County Higher Education and Health
Authority, Revenue, VRDN (Pennsylvania Higher
Education and Health) 1.25% (LOC; Allfirst Bank)	8,455,000	[a]	8,455,000
State of Pennsylvania, GO Notes, VRDN, Merlots Program
1.27% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	5,880,000	[a]	5,880,000
Pennsylvania Higher Education Assistance Agency
Student Loan Revenue, Refunding 2.35%, 7/1/2003
(Insured; FSA and Liquidity Facility: Bayerische
Landesbank, Lloyds TSB Bank PLC, State Street Bank
and Trust Co. and WestLB AG)	5,000,000		5,001,210
Philadelphia Authority for Industrial Development
Industrial Revenue, VRDN
(30th Street Station Project) 1.25%
(Insured; MBIA and Liquidity Facility;
The Bank of New York)	8,600,000	[a]	8,600,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Tennessee—1.1%
Sevier County Public Building Authority, Revenue, VRDN
(Local Government Public Improvement) 1.20%
(Insured; AMBAC and Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	10,000,000	[a]	10,000,000
Texas—11.1%
City of Austin, Water and Wastewater
Systems Revenue, VRDN, Merlots Program
1.27% (Insured; FSA and Liquidity Facility;
Wachovia Bank)	6,415,000	[a]	6,415,000
Dallas Fort-Worth International Airport Facilities
Improvement Co., Airport Revenue
VRDN, Merlots Program 1.32%,
(Insured; FSA and LOC; Wachovia Bank)	3,545,000	[a]	3,545,000
City of Denton, Utility System
Revenue, Refunding
5.625%, 12/1/2003 (Insured; FSA)	3,545,000		3,624,680
Greater Texas Student Loan Corporation
Student Loan Revenue, VRDN
1.26% (LOC; Student Loan Marketing Corp.)	18,000,000	[a]	18,000,000
North Texas Higher Education Authority
Student Loan Revenue, VRDN
1.20% (LOC: Bank of America and Dexia Credit Locale)	7,000,000	[a]	7,000,000
Port of Port Arthur Navigation District
Environmental Facilities Revenue, Refunding
VRDN (Motiva Enterprises Project) 1.45%	5,000,000	[a]	5,000,000
City of San Antonio, Water and Sewer Revenue:
CP
1.15%, 7/9/2003 (Liquidity Facility; Landesbank
Baden-Wuerttemberg and WestLB AG)	1,450,000		1,450,000
VRDN
Merlots Program 1.27% (Liquidity Facility;
Wachovia Bank)	6,000,000	[a]	6,000,000
State of Texas:
GO Notes, Refunding (College Student Loan)
1.125%, 7/1/2003 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	20,000,000		20,000,000
Revenue, TRAN 2.75%, 8/29/2003	24,000,000		24,082,610
University of Texas System Board of Regents
Education Revenue, CP 1.05%, 10/24/2003	5,000,000		5,000,000

T h e F u n d 13

S T A T E M E N T O F I N V E S T M E N T S (continued)

		Principal
Tax Exempt Investments (continued)		Amount ($)		Value ($)

Utah—.8%
Intermountain Power Agency, GO Notes
CP 1.10%, 8/6/2003 (Liquidity Facility:
Bank of America and Scotia Bank)		7,200,000		7,200,000
Vermont—.1%
Vermont Student Assistance Corporation
Education Loan Revenue, Finance Program
6.25%, 6/15/2003 (Insured; FSA)		900,000		901,484
Virginia—.8%
Richmond Industrial Development Authority, Industrial
Revenue, VRDN (Cogentrix of Richmond Project)
1.40% (LOC; BNP Paribas)		7,500,000	[a]	7,500,000
Washington—2.0%
State of Washington, GO Notes, VRDN, Merlots Program
1.27% (Insured: FGIC and MBIA and
Liquidity Facility; Wachovia Bank)		5,010,000	[a]	5,010,000
Washington Housing Finance Commission, MFHR, VRDN:
(Holly Village Senior Living) 1.25% (LOC; FNMA)		6,600,000	[a]	6,600,000
(Mallard Lakes Apartments) 1.37% (LOC; PNC Bank)		6,500,000	[a]	6,500,000
West Virginia—.1%
West Virginia Hospital Finance Authority, Revenues, VRDN
WVHA Pooled Financing Program
1.30% (Liquidity Facility: Bank of America, Bank
of Nova Scotia and BNP Paribas)		660,000	[a]	660,000
Wyoming—3.0%
Campbell County, IDR
(Two Elk Power Generation Station Project)
1.60%, 12/3/2003 (GIC; Bayerische Landesbank)		27,000,000		27,000,000

Total Investments (cost $	907,657,817)	100.3%		907,657,817
Liabilities, Less Cash and Receivables		(.3%)		(2,894,303)
Net Assets		100.0%		904,763,514

Summary of Abbreviations

AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	LOR	Limited Obligation Revenue
EDR	Economic Development Revenue	MBIA	Municipal Bond Investors
FGIC	Financial Guaranty Insurance		Assurance Insurance
	Company		Corporation
FHLB	Federal Home Loan Bank	MFHR	Multi-Family Housing Revenue
FNMA	Federal National Mortgage	RAN	Revenue Anticipation Notes
	Association	SFMR	Single Family Mortgage Revenue
FSA	Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
GIC	Guaranteed Investment Contract	TRAN	Tax and Revenue
GNMA	Government National		Anticipation Notes
	Mortgage Association	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	89.3
AAA, AA, A [b]		Aaa, Aaa, A [b]		AAA, AA, A [b]	7.0
Not Rated [c]		Not Rated [c]		Not Rated [c]	3.7
					100.0

a Securities payable on demand.Variable interest rate—subject to periodic change.

b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

T h e F u n d 15

S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S

M a y 3 1 , 2 0 0 3

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	907,657,817	907,657,817
Interest receivable		2,962,124
Prepaid expenses and other assets		35,926
		910,655,867

Liabilities ($):
Due to The Dreyfus Corporation and affiliates		438,448
Cash overdraft due to Custodian		2,775,992
Payable for shares of Common Stock redeemed		2,617,987
Accrued expenses and other liabilities		59,926
		5,892,353

Net Assets ( $)		904,763,514

Composition of Net Assets ($):
Paid-in capital		904,604,974
Accumulated net realized gain (loss) on investments		158,540

Net Assets ( $)		904,763,514

Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		906,381,152
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

S TAT E M E N T O F O P E R AT I O N S

Ye a r E n d e d M a y 3 1 , 2 0 0 3

Investment Income ($):
Interest Income	13,315,996
Expenses:
Management fee—Note 2(a)	4,670,658
Shareholder servicing costs—Note 2(b)	584,089
Custodian fees	78,646
Directors’ fees and expenses—Note 2(c)	59,315
Professional fees	57,586
Prospectus and shareholders’ reports	27,095
Registration fees	26,043
Miscellaneous	22,115
Total Expenses	5,525,547
Investment Income—Net	7,790,449

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	248,020
Net Increase in Net Assets Resulting from Operations	8,038,469

See notes to financial statements.

T h e F u n d 17

S TAT E M E N T O F C H A N G E S I N N E T A S S E T S

		Year Ended May 31,

	2003	2002

Operations ($):
Investment income—net	7,790,449	14,937,007
Net realized gain (loss) from investments	248,020	123,061
Net unrealized appreciation
(depreciation) of investments	—	1,071
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,038,469	15,061,139

Dividends to Shareholders from ($):
Investment income—net	(7,790,449)	(14,937,007)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	1,613,536,986	1,884,173,118
Dividends reinvested	3,531,255	6,619,819
Cost of shares redeemed	(1,737,858,623)	(1,786,328,924)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(120,790,382)	104,464,013
Total Increase (Decrease) in Net Assets	(120,542,362)	104,588,145

Net Assets ($):
Beginning of Period	1,025,305,876	920,717,731
End of Period	904,763,514	1,025,305,876

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.015	.034	.030	.027
Distributions:
Dividends from investment income—net	(.008)	(.015)	(.034)	(.030)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.84	1.51	3.46	3.05	2.78

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.59	.58	.59	.62	.63
Ratio of net investment income
to average net assets	.83	1.50	3.39	3.00	2.73

Net Assets, end of period ($ x 1,000)	904,764	1,025,306	920,718	829,854	901,128

See notes to financial statements.

T h e F u n d 19

N O T E S T O F I N A N C I A L S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represent amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $65,844 during the period ended May 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At May 31, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2003 and May 31, 2002, were all tax exempt income, respectively.

At May 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly.

T h e F u n d 21

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2003, the fund was charged $385,014 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2003, the fund was charged $155,437 pursuant to the transfer agency agreement.

(c)Through January 27th, 2003, each director who is not an “affiliated person” as defined in the Act received from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. Each such director also serves as a board member of other Funds within the Dreyfus complex (collectively, the “Fund Group”).After January 27th, 2003, Board compensation was changed from a “Fund by Fund” basis to a “Fund Group” basis, such that each such director now receives an annual fee of $30,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings.These fees are allocated among the funds in the Fund Group.The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

R E P O R T O F I N D E P E N D E N T A U D I T O R S

Shareholders and Board of Directors Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Money Market Fund, Inc., including the statement of investments, as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

New York, New York
July 10, 2003

T h e F u n d 23

I M P O R TA N T TA X I N F O R M AT I O N ( U n a u d i t e d )

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2003 as “exempt-interest dividends” (not generally subject to regular federal income tax).

B O A R D M E M B E R S I N F O R M AT I O N ( U n a u d i t e d )

Joseph S. DiMartino (59)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 191
———————
David W. Burke (67)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee.
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 87
———————
William Hodding Carter III (68)
Board Member (1988)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of the John S. and James L. Knight Foundation
(1998-present)
• President and Chairman of MainStreet TV (1985-1998)
• Knight Professor in Journalism at the University of Maryland (1995-1998)
Other Board Memberships and Affiliations:
• Independent Sector
• The Century Foundation
• The Enterprise Corp. of the Delta Foundation of the Mid-South
No. of Portfolios for which Board Member Serves: 7
———————
Ehud Houminer (62)
Board Member (1996)
Principal Occupation During Past 5 Years:
• Professor and Executive-in-Residence at the Columbia Business School, Columbia University
• Principal of Lear,Yavitz and Associates, a management consulting firm, from 1996 through 2001
Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• Super Sol Limited, an Israeli supermarket chain, Director
No. of Portfolios for which Board Member Serves: 25

T h e F u n d 25

B O A R D M E M B E R S I N F O R M AT I O N ( U n a u d i t e d ) (continued)

Richard C. Leone (62)
Board Member (1976)
Principal Occupation During Past 5 Years:
• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
No. of Portfolios for which Board Member Serves: 7
———————
Hans C. Mautner (65)
Board Member (1978)
Principal Occupation During Past 5 Years:
• Vice Chairman and a Director of Simon Property Group, a real estate investment company,
(1998-present)
• Chairman of Simon Global Limited (1998-present)
• Chairman, Chief Executive Officer and a Trustee of Corporate Property Investors (1977-1998)
No. of Portfolios for which Board Member Serves: 7
———————
Robin A. Pringle (39)
Board Member (1995)
Principal Occupation During Past 5 Years:
• Senior Vice President of Mentor/National Mentoring Partnership, a national non-profit orga-
nization that is leading the movement to connect America’s young people with caring adults
No. of Portfolios for which Board Member Serves: 7
———————
John E. Zuccotti (65)
Board Member (1984)
Principal Occupation During Past 5 Years:
• Chairman of Brookfield Financial Properties, Inc.
No. of Portfolios for which Board Member Serves: 7
———————
Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

O F F I C E R S O F T H E F U N D ( U n a u d i t e d )

STEPHEN E. CANTER, President since
March 2000.
Chairman of the Board, Chief Executive
Officer and Chief Operating Officer of the
Manager, and an officer of 95 investment
companies (comprised of 190 portfolios)
managed by the Manager. Mr. Canter also is a
Board member and, where applicable, an
Executive Committee Member of the other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 57 years old and
has been an employee of the Manager since
May 1995.
STEPHEN R. BYERS, Executive Vice
President since November 2002.
Chief Investment Officer,Vice Chairman and a
Director of the Manager, and an officer of 95
investment companies (comprised of 190
portfolios) managed by the Manager. Mr. Byers
also is an Officer, Director or an Executive
Committee Member of certain other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 49 years old and
has been an employee of the Manager since
January 2000. Prior to joining the Manager, he
served as an Executive Vice President-Capital
Markets, Chief Financial Officer and Treasurer
at Gruntal & Co., L.L.C.
MARK N. JACOBS, Vice President since
March 2000.
Executive Vice President, Secretary and
General Counsel of the Manager, and an
officer of 96 investment companies (comprised
of 206 portfolios) managed by the Manager.
He is 57 years old and has been an employee
of the Manager since June 1977.
JOHN B. HAMMALIAN, Secretary since
March 2000.
Associate General Counsel of the Manager,
and an officer of 37 investment companies
(comprised of 46 portfolios) managed by the
Manager. He is 39 years old and has been an
employee of the Manager since February 1991.
STEVEN F. NEWMAN, Assistant Secretary
since March 2000.
Associate General Counsel and Assistant
Secretary of the Manager, and an officer of 96
investment companies (comprised of 206
portfolios) managed by the Manager. He is 53
years old and has been an employee of the
Manager since July 1980.
MICHAEL A. ROSENBERG, Assistant
Secretary since March 2000.
Associate General Counsel of the Manager,
and an officer of 93 investment companies
(comprised of 199 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1991.
JAMES WINDELS, Treasurer since
November 2001.
Director – Mutual Fund Accounting of the
Manager, and an officer of 96 investment
companies (comprised of 206 portfolios)
managed by the Manager. He is 44 years old
and has been an employee of the Manager
since April 1985.

T h e F u n d 27

O F F I C E R S O F T H E F U N D ( U n a u d i t e d ) (continued)

MICHAEL CONDON, Assistant Treasurer
since March 2000.
Senior Treasury Manager of the Manager, and
an officer of 37 investment companies
(comprised of 78 portfolios) managed by the
Manager. He is 41 years old and has been an
employee of the Manager since August 1984.
KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.
Mutual Funds Tax Director of the Manager,
and an officer of 96 investment companies
(comprised of 206 portfolios) managed by the
Manager. He is 48 years old and has been an
employee of the Manager since June 1993.
WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 91 investment companies (comprised of 201
portfolios) managed by the Manager. He is 32
years old and has been an employee of the
Distributor since October 1998. Prior to
joining the Distributor, he was a Vice President
of Compliance Data Center, Inc.

For More Information

Dreyfus
Municipal Money Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2003 Dreyfus Service Corporation

910AR0503

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. [Reserved]

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter_

Stephen E. Canter
President

Date:	July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter

Stephen E. Canter
President

Date:	July 30, 2003

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	July 30, 2003

EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.